Contingent assets and liabilities (Details)	Jun. 30, 2026 USD ($) $ / $ Payment
Contingent liabilities [Abstract]
Contingent liabilities	$ 0
Rhyolite Ridge [Member] | Boundary Peak Minerals LLC [Member]
Contingent liabilities [Abstract]
Number of progress payments made | Payment	4
Contingent liability settlement payable amount	$ 3,000,000
Exchange rate | $ / $	0.75